Revenue - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Revenue From Performance Obligations Satisfied Or Partially Satisfied In Previous Periods	$ 78,000
Explanation Of Effect That Timing Of Satisfaction Of Performance Obligations And Typical Timing Of Payment Have On Contract Assets And Contract Liabilities Explanatory	The revenue related to the fuel fabrication services and storage is recognized over time while the revenue related to future conversion deliveries is expected to be recognized between 2020 and 2025.
Statement That Practical Expedient About Incremental Costs Of Obtaining Contract Has Been Used	Cameco expenses the incremental costs of obtaining a contract as incurred as the amortization period is less than a year.
Disclosure Of Information About Methods Inputs And Assumptions Used For Determining Transaction Price Explanatory	Cameco’s sales portfolio consists of short and long-term sales commitments. The contracts can be executed well in advance of a delivery and include both fixed and market-related pricing.
ExplanationOfWhetherAnyConsiderationFromContractsWithCustomersIsNotIncludedInDisclosureOfTransactionPriceAllocatedToRemainingPerformanceObligations	Cameco’s total revenue that will be earned will also include revenue from contracts with market-related pricing. The Company has elected to exclude these amounts from the table as the transaction price will not be known until the time of delivery.
Reduction Of Revenue From Performance Obligation		$ 5,468,000